	REMS REAL ESTATE VALUE-OPPORTUNITY FUND
		SCHEDULE OF INVESTMENTS
		September 30, 2020 (unaudited)

		Shares	Fair Value
93.33% COMMON STOCKS
25.20%	DIVERSIFIED/OTHER
	The Howard Hughes Corp.*	33,000	$1,900,800
	iStar Inc.	118,700	1,401,847
	Kennedy-Wilson Holdings, Inc.	126,300	1,833,876
	Mack-Cali Realty Corp.	105,300	1,328,886
	Spirit Realty Capital, Inc.	20,200	681,750
	VEREIT, Inc.	276,900	1,799,850
			8,947,009
10.28%	HEALTHCARE
	Healthcare Trust of America Inc.	73,500	1,911,000
	Healthpeak Properties, Inc.	64,000	1,737,600
			3,648,600
11.26%	HOTEL
	Hersha Hospitality Trust - Class A	216,189	1,197,687
	MGM Resorts International	64,600	1,405,050
	Pebblebrook Hotel Trust	111,200	1,393,336
			3,996,073
15.20%	OFFICE/INDUSTRIAL
	Brandywine Realty Trust	102,600	1,060,884
	Cousins Property Inc.	43,500	1,243,665
	STAG Industrial, Inc.	48,100	1,466,569
	WPT Industrial Real Estate Investment Trust	127,800	1,623,469
			5,394,587
24.18%	MULTI-FAMILY
	American Homes 4 Rent - Class A	31,200	888,576
	CatchMark Timber Trust, Inc. - Class A	149,700	1,336,821
	Century Communities, Inc.*	44,595	1,887,707
	Forestar Group Inc.*	94,136	1,666,207
	Independence Realty Trust, Inc.	121,100	1,403,549
	Mid-America Apartment Communities, Inc.	12,100	1,402,995
			8,585,855
7.21%	RETAIL
	Brixmor Property Group Inc.	108,100	1,263,689
	Weingarten Realty Investors	76,400	1,295,744
			2,559,433
93.33% TOTAL COMMON STOCKS			33,131,557
8.85%	PREFERRED STOCKS
2.66%	DIVERSIFIED/OTHER
	iStar Financial Inc, Series I, 7.500%	31,860	771,012
	Vornado Realty Trust, Series K, 5.70%	6,900	175,053
			946,065
1.56%	HOTEL
	RLJ Lodging Trust, Series A, 1.950%	24,100	552,613
3.57%	MORTGAGE REIT
	Annaly Capital Management, Inc., Series I, 6.750%	20,454	469,215
	Colony Capital, Inc., Series H, 7.125%	36,287	797,588
			1,266,803
1.06%	RETAIL
	Site Centers Corp., Series K, 6.250%	15,500	377,425
8.85%	TOTAL PREFERRED STOCKS		3,142,906
5.00% EXCHANGE TRADED FUNDS
	Real Estate Select Sector SPDR Fund	30,400	1,072,208
	Vanguard Real Estate ETF	8,900	702,744
			1,774,952
5.00% TOTAL EXCHANGE TRADED FUNDS			1,774,952
107.18%	TOTAL LONG POSITIONS		38,049,415
0.13% MONEY MARKET FUNDS
	Money Market Fiduciary 0.0685%**	45,866	45,866
107.31%	NET INVESTMENTS IN SECURITIES		38,095,281
(7.31%)	Liabilities in excess of other assets		(2,595,837)
100.00%	NET ASSETS		$35,499,444

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

*Non-income producing

**Effective 7 day yield as of September 30, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

	Level 1	Level 2	Level 3
		Other Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$33,131,557	$-	$-	$33,131,557
Preferred Stocks	3,142,906	-	-	3,142,906
Exchange Traded Funds	1,774,952	-	-	1,774,952
Money Market Funds	45,866	-	-	45,866
Net Investments in Securities	$38,095,281	$-	$-	$38,095,281

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2020.

At September 30, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $38,993,392 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,298,960
Gross unrealized depreciation	(5,197,071)
Net unrealized appreciation	$(898,111)